Net income per ordinary share (Tables)	9 Months Ended
Sep. 30, 2015
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2015	2014	2015	2014

Weighted average number of ordinary shares outstanding for basic net income per ordinary share	58,659,782	61,878,429	59,728,608	61,863,332
Effect of dilutive share options outstanding	1,710,115	1,564,178	2,057,241	1,570,928
Weighted average number of ordinary shares for diluted net income per ordinary share	60,369,898	63,442,607	61,785,849	63,434,260